Alpha Brands™ Consumption Leaders ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary Services - 4.5%
Hilton Worldwide Holdings, Inc.	2,017	$523,290
Live Nation Entertainment, Inc.(a)	4,069	664,875
		1,188,165

Financial Services - 23.1%
American Express Co.	2,716	902,147
Apollo Global Management, Inc.	7,646	1,018,982
Blackstone, Inc.	6,883	1,175,960
Brookfield Corp. - Class A	13,747	942,769
Goldman Sachs Group, Inc.	1,153	918,192
KKR & Co., Inc.	8,801	1,143,690
		6,101,740

Media - 30.9%(b)
Alphabet, Inc. - Class A	4,403	1,070,369
AppLovin Corp. - Class A(a)	1,799	1,292,654
Booking Holdings, Inc.	167	901,678
Meta Platforms, Inc. - Class A	1,073	787,990
Netflix, Inc.(a)	1,032	1,237,285
Spotify Technology SA(a)	1,500	1,047,000
Uber Technologies, Inc.(a)	18,433	1,805,881
		8,142,857

Retail & Wholesale - Discretionary - 12.4%
Amazon.com, Inc.(a)	5,426	1,191,387
MercadoLibre, Inc.(a)	374	874,015
TJX Cos., Inc.	8,365	1,209,077
		3,274,479

Retail & Wholesale - Staples - 9.0%
Costco Wholesale Corp.	1,288	1,192,211
Walmart, Inc.	11,579	1,193,332
		2,385,543

Software & Tech Services - 15.3%
Intuit, Inc.	1,769	1,208,068
Microsoft Corp.	2,242	1,161,244
ServiceNow, Inc.(a)	1,141	1,050,040
Shopify, Inc. - Class A(a)	4,140	615,245
		4,034,597

Tech Hardware & Semiconductors - 4.3%
Apple, Inc.	4,457	1,134,886

TOTAL COMMON STOCKS (Cost $24,625,196)		26,262,267

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	122,311	$122,311

TOTAL SHORT-TERM INVESTMENTS (Cost $122,311)		122,311

TOTAL INVESTMENTS - 100.0% (Cost $24,747,507)		$26,384,578
Liabilities in Excess of Other Assets - 0.0%(d)		(12,658)
TOTAL NET ASSETS - 100.0%		$26,371,920

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(d)	Does not round to 0.1% or (0.1)%, as applicable.